Related Parties (Details) - Schedule of expenses incurred according to the agreement with iDnext - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of expenses incurred according to the agreement with iDnext [Abstract]
Monthly fees			$ 49
Bonus			10
Payments for employees			33
Total			$ 92